Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Additions:
Employer contributions	$ 43,300,434
Participant contributions	72,774,988
Participant rollovers	9,338,096
Investment income	20,836,078
Net appreciation in fair value of investments	218,897,965
Interest income on notes receivable from participants	2,855,157
Total additions	368,002,718
Deductions:
Benefits paid to participants	172,314,248
Deemed loan distributions	57,515
Corrective distributions	43,881
Administrative expenses	1,234,912
Total deductions	173,650,556
Net increase before transfers	194,352,162
Other changes in net assets:
Transfers from qualified plans	9,402,209
Total other changes in net assets	9,402,209
Net increase after transfers	203,754,371
Net assets available for benefits at:
Beginning of year	1,646,323,117
End of year	$ 1,850,077,488